SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recognition of compensation costs
Total compensation costs	¥ 301,161	¥ 250,428
Facilitation, origination and servicing expenses
Recognition of compensation costs
Total compensation costs	72,192	55,601
Sales and marketing expenses
Recognition of compensation costs
Total compensation costs	8,164	6,805
General and administrative expenses
Recognition of compensation costs
Total compensation costs	¥ 220,805	¥ 188,022